UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2009

Item 1. Reports to Stockholders

Fidelity® Money Market
Central Fund

Annual Report

September 30, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CFM-ANN-1109
1.743123.109

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Actual	.0045%	$ 1,000.00	$ 1,004.70	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.05	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/09	% of fund's investments 3/31/09	% of fund's investments 9/30/08
0 - 30	46.0	52.3	59.4
31 - 90	31.2	32.2	27.4
91 - 180	16.6	7.7	11.1
181 - 397	6.2	7.8	2.1
Weighted Average Maturity
	9/30/09	3/31/09	9/30/08
Fidelity Money Market Central Fund	59 Days	56 Days	40 Days
All Taxable Money Market Funds Average*	51 Days	48 Days	41 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
Corporate Bonds 0.0%	Corporate Bonds 1.0%
Commercial Paper 17.4%	Commercial Paper 12.2%
Bank CDs, BAs, TDs, and Notes 60.7%	Bank CDs, BAs, TDs, and Notes 69.8%
Government Securities 11.3%	Government Securities 12.1%
Other Government Related† 2.2%	Other Government Related† 2.8%
Repurchase Agreements 8.5%	Repurchase Agreements 2.2%
Other Investments 0.5%	Other Investments 0.0%
Net Other Assets** (0.6)%	Net Other Assets** (0.1)%

** Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities.

* Source: iMoneyNet, Inc.

Annual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Certificates of Deposit - 46.4%
	Due Date	Yield (a)	Principal Amount	Value
London Branch, Eurodollar, Foreign Banks - 15.5%
Banco Bilbao Vizcaya Argentaria SA
	1/25/10 to 1/29/10	0.31%	$ 4,000,000	$ 4,000,000
Bayerische Hypo-und Vereinsbank AG
	10/27/09	0.50	2,000,000	2,000,000
Calyon SA
	11/9/09	1.10	1,000,000	1,000,000
Commonwealth Bank of Australia
	11/18/09 to 12/31/09	0.50 to 0.65	4,000,000	4,000,013
Credit Agricole SA
	10/22/09 to 2/17/10	0.60 to 1.10	15,000,000	15,000,000
Credit Industriel et Commercial
	10/1/09 to 1/4/10	0.35 to 0.54	12,000,000	12,000,000
Danske Bank AS
	10/6/09 to 10/20/09	0.25 to 0.40	5,000,000	5,000,006
HSBC Bank PLC
	10/30/09 to 11/27/09	0.50 to 1.00	3,000,000	3,000,000
ING Bank NV
	10/6/09 to 1/8/10	0.39 to 0.58	14,000,000	14,000,000
Intesa Sanpaolo SpA
	1/15/10	0.65	1,000,000	1,000,000
Landesbank Baden-Wuert
	10/26/09	0.36	5,000,000	5,000,035
Landesbank Hessen-Thuringen
	10/2/09 to 2/1/10	0.53 to 0.70	10,000,000	10,000,000
National Australia Bank Ltd.
	10/19/09 to 3/22/10	0.40 to 1.10	6,000,000	6,000,000
UniCredit SpA
	10/13/09 to 11/10/09	0.47 to 0.60	4,000,000	4,000,000
				86,000,054
New York Branch, Yankee Dollar, Foreign Banks - 30.9%
Bank of Montreal
	11/2/09 to 12/16/09	0.20 to 0.50	6,000,000	6,000,000
Bank of Nova Scotia
	10/14/09 to 12/8/09	0.36 to 0.67 (d)	9,000,000	9,000,000
Bank Tokyo-Mitsubishi UFJ Ltd.
	11/9/09 to 1/25/10	0.40 to 0.51	18,000,000	18,000,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
BNP Paribas SA
	10/16/09 to 4/20/10	0.56 to 1.18%	$ 14,000,000	$ 14,000,000
Calyon New York Branch
	12/8/09	0.46 (d)	4,000,000	4,000,000
Calyon SA
	12/15/09	0.63	7,000,000	7,000,000
Canadian Imperial Bank of Commerce
	10/22/09	1.00	1,000,000	1,000,000
Commerzbank AG
	10/8/09 to 11/2/09	0.50 to 0.60	6,000,000	6,000,000
Deutsche Bank AG
	10/5/09	0.81 (d)	4,000,000	4,000,000
Fortis Banque SA
	10/13/09	0.20	1,000,000	1,000,000
Intesa Sanpaolo SpA
	10/6/09 to 1/6/10	0.18 to 0.72	13,000,000	13,000,000
Natexis Banques Populaires NY
	11/19/09	0.93 (d)	1,000,000	1,000,000
Natixis New York Branch
	12/22/09	0.64 (d)	3,000,000	3,000,000
Natixis SA
	11/10/09 to 11/30/09	0.40 to 0.50	4,000,000	4,000,000
Rabobank Nederland
	10/19/09 to 5/14/10	0.52 to 1.20	8,000,000	8,004,618
Royal Bank of Canada
	10/1/09	0.90 (d)	4,000,000	4,000,000
Royal Bank of Scotland PLC
	10/1/09 to 3/16/10	0.38 to 0.80	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
	10/5/09	0.30	3,000,000	3,000,000
Societe Generale
	10/13/09 to 11/6/09	0.20 to 1.03 (d)	11,000,000	11,000,000
Sumitomo Mitsui Banking Corp.
	10/15/09 to 1/4/10	0.28 to 0.40	6,000,000	6,000,000
Toronto-Dominion Bank
	10/13/09 to 4/8/10	0.50 to 1.90 (d)	26,000,000	26,000,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
UBS AG
	11/25/09	0.44%	$ 3,000,000	$ 3,000,000
				172,004,618
TOTAL CERTIFICATES OF DEPOSIT				258,004,672
Commercial Paper - 17.4%

Banco Bilbao Vizcaya Argentaria SA (London Branch)
	11/23/09	0.40	1,000,000	999,411
Bayerische Landesbank
	10/19/09	0.42	4,000,000	3,999,160
Commerzbank U.S. Finance, Inc.
	10/13/09 to 1/14/10	0.25 to 0.53	10,000,000	9,995,033
CVS Caremark Corp.
	10/6/09 to 10/22/09	0.45 to 1.10	2,000,000	1,999,585
Dakota Notes (Citibank Credit Card Issuance Trust)
	10/5/09 to 10/22/09	0.23 to 0.60	12,000,000	11,998,485
Danske Corp.
	11/3/09	0.21	3,000,000	2,999,423
Emerald Notes (BA Credit Card Trust)
	10/1/09 to 10/26/09	0.80 to 1.20	6,000,000	5,998,501
Groupe BPCE
	11/2/09 to 12/8/09	0.48 to 0.51	7,000,000	6,995,428
HVB U.S. Finance, Inc.
	10/2/09 to 11/10/09	0.50 to 0.55	6,000,000	5,997,813
Intesa Funding LLC
	10/27/09 to 1/15/10	0.68 to 1.17	2,000,000	1,997,156
Irish Republic
	10/22/09 to 10/23/09	0.24 to 0.55	5,000,000	4,998,570
Landesbank Hessen-Thuringen
	10/7/09 to 1/5/10	0.58 to 0.60	2,000,000	1,998,303
Natexis Banques Populaires U.S. Finance Co. LLC
	10/6/09 to 1/8/10	0.18 to 0.65	9,500,000	9,493,873
Nationwide Building Society
	10/14/09 to 10/30/09	0.51 to 0.53	5,000,000	4,998,603
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount	Value
Palisades Notes (Citibank Omni Master Trust)
	10/1/09 to 10/7/09	0.90%	$ 4,000,000	$ 3,999,575
Pfizer, Inc.
	4/20/10 to 4/30/10	0.60 to 0.65	3,000,000	2,989,359
Sanpaolo IMI U.S. Financial Co.
	11/23/09 to 12/17/09	0.58 to 0.60	4,000,000	3,995,622
Time Warner Cable, Inc.
	10/9/09 to 10/20/09	0.42 to 0.43	4,000,000	3,999,344
Toronto Dominion Holdings (USA)
	11/30/09	0.50	1,000,000	999,167
UniCredito Italiano Bank (Ireland) PLC
	11/23/09	0.45	1,000,000	999,338
Westpac Banking Corp.
	12/11/09 to 5/11/10	0.31 to 0.70 (d)	5,000,000	4,991,386
TOTAL COMMERCIAL PAPER				96,443,135
U.S. Government and Government Agency Obligations - 2.2%

Other Government Related - 2.2%
Bank of America NA (FDIC Guaranteed)
	10/29/09	0.55 (c)(d)	5,545,000	5,545,000
Citibank NA (FDIC Guaranteed)
	12/30/09	0.33 (c)(d)	1,000,000	1,000,000
General Electric Capital Corp. (FDIC Guaranteed)
	10/8/09	0.60 (c)(d)	5,740,000	5,740,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				12,285,000
Federal Agencies - 8.8%

Fannie Mae - 0.6%
	11/12/09	0.40 (d)	3,535,000	3,534,537
Federal Home Loan Bank - 5.7%
	11/19/09 to 10/18/10	0.40 to 1.15 (d)	31,625,000	31,630,656
Federal Agencies - continued
	Due Date	Yield (a)	Principal Amount	Value
Freddie Mac - 2.5%
	11/3/09 to 12/3/09	0.31 to 0.86% (d)	$ 14,000,000	$ 13,994,109
TOTAL FEDERAL AGENCIES				49,159,302
U.S. Treasury Obligations - 2.5%

U.S. Treasury Bills - 2.5%
	10/22/09 to 9/23/10	0.40 to 1.01	14,000,000	13,950,971
Medium-Term Notes - 11.2%

AT&T, Inc.
	10/2/09	1.05 (b)(d)	5,000,000	5,000,000
Bank of America NA
	10/5/09	0.80 (d)	5,000,000	5,000,000
Bank of Montreal
	10/5/09	0.77 (b)(d)	5,500,000	5,498,769
BNP Paribas SA
	11/13/09	0.68 (d)	11,000,000	11,000,000
BP Capital Markets PLC
	12/11/09	0.42 (d)	3,000,000	3,000,000
Commonwealth Bank of Australia
	10/6/09	0.80 (b)(d)	5,000,000	5,000,000
Lloyds TSB Group PLC
	11/9/09	0.49 (b)(d)	3,000,000	3,000,000
Metropolitan Life Global Funding I
	1/5/10	1.20 (b)(d)	1,000,000	1,000,000
National Australia Bank Ltd.
	10/6/09	0.48 (b)(d)	3,000,000	3,000,000
New York Life Insurance Co.
	11/30/09 to 12/29/09	1.41 to 1.43 (d)(g)	2,000,000	2,000,000
Nordea Bank AB
	10/26/09	0.87 (b)(d)	3,000,000	3,000,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount	Value
Procter & Gamble International Funding SCA
	11/7/09	0.48% (d)	$ 1,000,000	$ 1,000,000
Royal Bank of Canada
	10/15/09	0.66 (b)(d)	4,000,000	4,000,000
Verizon Communications, Inc.
	12/15/09	0.70 (d)	4,000,000	4,000,000
Westpac Banking Corp.
	10/2/09	0.49 (b)(d)	7,000,000	6,999,996
TOTAL MEDIUM-TERM NOTES				62,498,765
Asset-Backed Securities - 0.5%

Bank of America Auto Trust
	9/15/10	0.40 (b)	1,000,000	1,000,000
BMW Vehicle Lease Trust
	6/15/10	0.79	424,193	424,193
Harley-Davidson Motorcycle Trust
	7/15/10	0.72	761,387	761,387
John Deere Owner Trust 2009
	7/2/10	1.13	562,837	562,837
TOTAL ASSET-BACKED SECURITIES				2,748,417
Municipal Securities - 3.1%

Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. Series 2008 A, VRDN
10/1/09	0.35 (d)	1,000,000		1,000,000
District of Columbia Rev. Series 2008, VRDN
10/1/09	0.30 (d)	1,500,000		1,500,000
Lincoln County Poll. Cont. Rev. Series 1994, VRDN
10/7/09	0.25 (d)	2,260,000		2,260,000
Lincoln County Poll. Cont. Rev. Series 1997 B, VRDN
10/1/09	0.26 (d)(e)	9,800,000		9,800,000
Minneapolis Health Care Sys. Rev. Series 2008 E, VRDN
10/7/09	0.28 (d)	2,500,000		2,500,000
TOTAL MUNICIPAL SECURITIES			17,060,000
Repurchase Agreements - 8.5%
	Maturity Amount	Value
In a joint trading account at 0.07% dated 9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations) #	$ 195,000	$ 195,000
With:
Banc of America Securities LLC at 0.3%, dated 9/30/09 due 10/1/09 (Collateralized by Corporate Obligations valued at $3,150,027, 5.6%, 12/15/36)	3,000,025	3,000,000
Barclays Capital, Inc. at 0.48%, dated 9/14/09 due 10/14/09 (Collateralized by Equity Securities valued at $1,100,276)	1,000,400	1,000,000
Credit Suisse Securities (USA) LLC at 0.3%, dated 9/30/09 due 10/1/09 (Collateralized by Equity Securities valued at $3,300,026)	3,000,025	3,000,000
Deutsche Bank Securities, Inc. at:
0.35%, dated 8/25/09 due 11/25/09 (Collateralized by Commercial Paper Obligations valued at $1,081,550, 11/13/09)	1,000,894	1,000,000
0.38%, dated:
8/17/09 due 11/13/09 (Collateralized by Commercial Paper Obligations valued at $1,082,606, 11/16/09)	1,000,929	1,000,000
8/18/09 due 11/16/09 (Collateralized by Commercial Paper Obligations valued at $1,083,802, 10/13/09)	1,000,950	1,000,000
Goldman Sachs & Co. at 0.34%, dated 9/29/09 due 10/6/09 (Collateralized by Commercial Paper Obligations valued at $3,090,059, 2/2/10) (d)(f)	3,000,198	3,000,000
ING Financial Markets LLC at 0.35%, dated 9/29/09 due 10/29/09 (Collateralized by Corporate Obligations valued at $1,054,639, 5.15%, 1/15/14)	1,000,292	1,000,000
J.P. Morgan Securities, Inc. at:
0.27%, dated 9/30/09 due 10/1/09 (Collateralized by Commercial Paper Obligations valued at $3,094,551, 12/30/09)	3,000,023	3,000,000
0.3%, dated 9/30/09 due 10/1/09 (Collateralized by Corporate Obligations valued at $3,152,120, 5.8% - 7.5%, 11/1/09 - 10/15/36)	3,000,025	3,000,000
0.6%, dated 9/30/09 due 10/1/09 (Collateralized by Mortgage Loan Obligations valued at $2,101,620, 1.41%, 1/30/16)	2,000,033	2,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.35%, dated 9/30/09 due 10/1/09 (Collateralized by Equity Securities valued at $12,100,135)	11,000,107	11,000,000
0.4%, dated 8/24/09 due 11/24/09 (Collateralized by Equity Securities valued at $2,201,106) (d)(f)	2,002,044	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Morgan Stanley & Co. at:
0.42%, dated 8/20/09 due 11/18/09 (Collateralized by Equity Securities valued at $3,301,673)	$ 3,003,150	$ 3,000,000
0.47%, dated 9/29/09 due 1/4/10 (Collateralized by Equity Securities valued at $2,200,062)	2,002,533	2,000,000
UBS Securities LLC at 0.35%, dated 9/30/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $1,051,846, 6.5%, 7/15/17)	1,000,933	1,000,000
Wells Fargo Securities, LLC at 0.25%, dated 9/30/09 due 10/1/09 (Collateralized by Certificates of Deposit valued at $6,180,044, 0.25%, 2/1/10)	6,000,042	6,000,000
TOTAL REPURCHASE AGREEMENTS		47,195,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $559,345,262)		559,345,262
NET OTHER ASSETS - (0.6)%		(3,527,356)
NET ASSETS - 100%		$ 555,817,906
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,498,765 or 6.7% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $12,285,000 or 2.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York Life Insurance Co.: 1.41%, 11/30/09	5/8/09	$ 1,000,000
1.43%, 12/29/09	3/23/09	$ 1,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$195,000 due 10/01/09 at 0.07%
Banc of America Securities LLC	$ 13,415
Bank of America, NA	28,656
Barclays Capital, Inc.	17,347
Citigroup Global Markets, Inc.	6,939
Credit Suisse Securities (USA) LLC	9,252
Deutsche Bank Securities, Inc.	9,252
Greenwich Capital Markets, Inc.	9,252
ING Financial Markets LLC	13,878
J.P. Morgan Securities, Inc.	57,128
Merrill Lynch Government Securities, Inc.	2,313
Mizuho Securities USA, Inc.	12,952
Morgan Stanley & Co., Inc.	6,939
RBC Capital Markets Corp.	3,007
Societe Generale, New York Branch	4,670
$ 195,000

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (including repurchase agreements of $47,195,000) - See accompanying schedule: Unaffiliated issuers (cost $559,345,262)		$ 559,345,262
Cash		5,799
Receivable for investments sold		3,100,000
Interest receivable		663,806
Total assets		563,114,867

Liabilities
Payable for investments purchased	$ 7,000,000
Distributions payable	289,630
Other payables and accrued expenses	7,331
Total liabilities		7,296,961

Net Assets		$ 555,817,906
Net Assets consist of:
Paid in capital		$ 555,698,742
Accumulated undistributed net realized gain (loss) on investments		119,164
Net Assets, for 555,679,860 shares outstanding		$ 555,817,906
Net Asset Value, offering price and redemption price per share ($555,817,906 ÷ 555,679,860 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2009

Investment Income
Interest		$ 8,668,785

Expenses
Custodian fees and expenses	$ 22,507
Independent trustees' compensation	1,944
Interest	30
Total expenses before reductions	24,481
Expense reductions	(2,373)	22,108
Net investment income		8,646,677
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		199,529
Net increase in net assets resulting from operations		$ 8,846,206

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,646,677	$ 22,736,420
Net realized gain (loss)	199,529	41,818
Net increase in net assets resulting from operations	8,846,206	22,778,238
Distributions to shareholders from net investment income	(8,647,077)	(22,736,058)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	342,800,001	70,000,000
Reinvestment of distributions	-	10,617
Cost of shares redeemed	(345,000,049)	(154,897,374)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,200,048)	(84,886,757)
Total increase (decrease) in net assets	(2,000,919)	(84,844,577)

Net Assets
Beginning of period	557,818,825	642,663,402
End of period	$ 555,817,906	$ 557,818,825

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.039	.054	.048	.028
Distributions from net investment income	(.016)	(.039)	(.054)	(.048)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.64%	3.94%	5.55%	4.86%	2.80%
Ratios to Average Net Assets C
Expenses before reductions	-% B	-% B	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% B	-% B	.01%	.01%	.01%
Expenses net of all reductions	-% B	-% B	.01%	.01%	.01%
Net investment income	1.65%	3.92%	5.41%	4.76%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 555,818	$ 557,819	$ 642,663	$ 859,468	$ 821,384

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 17, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Undistributed ordinary income	$ 119,164

Cost for federal income tax purposes	$ 559,345,262

The tax character of distributions paid was as follows:

	September 30, 2009	September 30, 2008
Ordinary Income	$ 8,647,077	$ 22,736,058

Annual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding amounted to $1,363,385. The weighted average interest rate was .06%. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,944.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $429.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Money Market Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Money Market Central Fund as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 17, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as President, Money Market Group Leader of FMR (2009-present), and as Executive Vice President of Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Morrison served as Senior Vice President, Money Market Group of FMR (2004-2009), Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.]

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 3.76% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,411,040 of distributions paid during the period January 1, 2009 to September 30, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Albert R. Gamper, Jr.
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Abigail P. Johnson
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Arthur E. Johnson
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Michael E. Kenneally
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
James H. Keyes
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Marie L. Knowles
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Kenneth L. Wolfe
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,683,293,854.88	100.000
Against	0.00	0.000
Abstain	0.00	0.000
Broker Non-Votes	0.00	0.000
TOTAL	3,683,293,854.88	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Money Market Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue the fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the lack of compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects. The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2009, Fidelity Garrison Street (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Money Market Central Fund (the "Fund"):

Services Billed by Deloitte Entities

September 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Money Market Central Fund	$35,000	$-	$4,500	$-

September 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Money Market Central Fund	$33,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2009A	September 30, 2008A
Audit-Related Fees	$1,020,000	$410,000
Tax Fees	$2,000	$-
All Other Fees	$405,000	$280,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2009 A	September 30, 2008 A
Deloitte Entities	$1,545,000	$885,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 25, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 25, 2009